As filed with the Securities and Exchange Commission on December 16, 2005

Registration No. 2-63023

811-02884

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 32

☒    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 32

SALOMON BROTHERS OPPORTUNITY FUND INC

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET,

NEW YORK, NEW YORK, 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: 888 777-0102 (TOLL FREE)

ROBERT I. FRENKEL

CITIGROUP ASSET MANAGEMENT

300 FIRST STAMFORD PLACE

4TH FLOOR

STAMFORD, CONNECTICUT 06902

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

SARAH E. COGAN, ESQ.

SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, NEW YORK 10017

EXPLANATORY NOTE

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 29, 2005 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A - PROSPECTUS

The Prospectus for Salomon Brothers Opportunity Fund Inc. (the “Fund”) is incorporated by reference to Part A of Post-Effective Amendment No. 31 to the Fund’s Registration Statement filed on October 21, 2005 (Accession No. 0001193125-05-205981).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Salomon Brothers Opportunity Fund Inc. (the “Fund”) is incorporated by reference to Part B of Post-Effective Amendment No. 31 to the Fund’s Registration Statement filed on October 21, 2005 (Accession No. 0001193125-05-205981).

PART C. OTHER INFORMATION

ITEM 23.	EXHIBITS

Exhibit		Description
a (1)	—	Articles of Incorporation of Registrant (filed as Exhibit 1 of the Registration Statement on Form N-8B-1 (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(2)	—	Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(a) to Amendment No. 1 to the Registration Statement on Form N-8B-1 (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(3)	—	Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(b) to Registration Statement on Form N-8B-1 (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(4)	—	Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(5)	—	Amendment to Articles of Incorporation of Registrant (filed as Exhibit 1(e) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

b (1)	—	By-Laws of Registrant, as amended, December 16, 1988 (filed as Exhibit (2) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(2)	—	Amendment to By-Laws dated October 29, 2003 (filed as Exhibit b(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

c	—	None.

d (1)	—	Management Contract between Registrant and Salomon Brothers Asset Management Inc dated November 28, 1997 (filed as Exhibit 5 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

e (1)	—	Agreement between Registrant and Citigroup Global Markets Inc. dated June 1, 2001, (filed as Exhibit e(1) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(2)	—	Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 (filed herewith).

f	—	None.

g (1)	—	Master Custodian Agreement with State Street Bank & Trust Company filed as Exhibit g(2) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

h	—	Transfer Agency Agreement between Registrant and First Data Investor Services Group, Inc. (filed as Exhibit 9 to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference.

i	—	Opinion and consent of Counsel (filed as Exhibit 10 to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

j	—	None.

k	—	None.

l (1)	—	Subscription Agreement between Registrant and Irving Brilliant (filed as Exhibit 13(a) to Post- Effective Amendment No. 6 to the Registration Statement on Form N-1A (File Nos. 2-63023 and 811-2884) and incorporated herein by reference).

(2)	—	Subscription Agreement between Registrant and William H. David, dated February 8, 1979 (filed as Exhibit 13(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File Nos. 2063023 and 811-2884) and incorporated herein by reference).

m	—	None.

n	—	None.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25.	INDEMNIFICATION

Reference is made to Article VIII of Registrant’s Articles of Incorporation, Article V of Registrant’s By-Laws, paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is named on a Mutual Fund Professional Liability Insurance Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the Registrant.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment Adviser — Salomon Brothers Asset Management Inc

The list required by this Item 26 of officers and directors of SBAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).

ITEM 27.	PRINCIPAL UNDERWRITERS

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s co-distributor, is the co-distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

Salomon Brothers Opportunity Fund Inc

125 Broad Street

New York, NY 10004

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, NY 10022

and

300 First Stamford Place, 4th Floor

Stamford, CT 06902

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Citigroup Global Markets, Inc.

(formerly Salomon Smith Barney Inc.)

388 Greenwich Street

New York, New York 10013

PFPC Inc.

P.O. Box 9764

Providence, RI 02940-9764

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SALOMON BROTHERS OPPORTUNITY FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 16th day of December, 2005.

SALOMON BROTHERS OPPORTUNITY FUND INC (Registrant)

By:	/s/ R. JAY GERKEN
R. JAY GERKEN EXECUTIVE VICE PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	SIGNATURE	TITLE	DATE

	/s/ R. JAY GERKEN R. JAY GERKEN	Executive Vice President	December 16, 2005

	/s/ FRANCES M. GUGGINO FRANCES M. GUGGINO	Treasurer and Chief Financial Officer	December 16, 2005

	/s/ IRV. BRILLIANT* IRV. BRILLIANT	Director	December 16, 2005

	/s/ BARRY HANDEL* BARRY HANDEL	Director	December 16, 2005

	/s/ WILLIAM J. MORRIS, JR. WILLIAM J. MORRIS, JR.	Director	December 16, 2005

	/s/ ROSALIND A. KOCHMAN* ROSALIND A. KOCHMAN	Director	December 16, 2005

	/s/ IRVING SONNENSCHEIN* IRVING SONNENSCHEIN*	Director	December 16, 2005

*By:	/s/ FRANCES M. GUGGINO		December 16, 2005
FRANCES M. GUGGINO AS ATTORNEY-IN-FACT

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